Investments - Summary of Total Assets, Liabilities and Capital (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Total Assets	$ 17,078,611	$ 25,261,173
Total Liabilities	1,249,970	700,289
Total Partners' Capital	15,828,641	24,560,884	$ 35,706,387	$ 52,940,916
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	39,231,542	50,962,450
Total Liabilities	679,104	464,928
Total Partners' Capital	$ 38,552,438	$ 50,497,522